Debt Debt, Senior Notes Issuance (Details) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	4.781%
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	3.188%
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	1.594%
6.125% Senior Notes due 2021 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	4.594%
6.125% Senior Notes due 2021 [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	3.063%
6.125% Senior Notes due 2021 [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	1.531%
6.125% Senior Notes due 2021 [Member]
Debt Instrument
Debt Instrument, Face Amount	$ 250
Senior Notes	550
6.375% Senior Notes Due 2024 [Member]
Debt Instrument
Debt Instrument, Face Amount	$ 450
6.375% Senior Notes Due 2024 [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument
Debt Instrument, Redemption Price, Percentage	106.375%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed	35.00%